Business Combination	12 Months Ended
Sep. 30, 2023
Business Combination [Abstract]
BUSINESS COMBINATION

12. BUSINESS COMBINATION

Acquisition of TSL

TSL mainly engages in the provision of IT services. On October 12, 2022, the Company acquired the entire equity interest from the then shareholders of TSL for a cash consideration of HK$5,000,000. Upon the completion of the transaction, the Company held 100% equity interest of TSL and it became a wholly-owned subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follow:

HK$
Net liabilities acquired	(1,909,226)
Goodwill	5,445,569
Contingent consideration	(101,231)
Intangible asset	1,874,117
Deferred tax liabilities	(309,229)
Total	5,000,000

Acquisition of NSL

NSL mainly engages in the provision of information technology development services. On October 12, 2022, the Company acquired the entire equity interest from the then shareholders of NSL for a cash consideration of HK$5,000,000. Upon the completion of the transaction, the Company held 100% equity interest of NSL and it became a wholly-owned subsidiary of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follow:

HK$
Net liabilities acquired	(2,314,362)
Goodwill	4,731,390
Contingent consideration	(124,680)
Intangible asset	3,242,697
Deferred tax liabilities	(535,045)
Total	5,000,000

Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of TSL and NSL and the Company, the technical knowhow and experience in the managing customers’ needs. The Company did not expect the goodwill recognized to be deductible for income tax purposes.